Investment in Securities	12 Months Ended
Mar. 31, 2026
Investments Schedule [Abstract]
Investment in Securities
9. Investment in Securities
Investment in securities as of March 31, 2025 and 2026 consists of the following:

	Millions of yen
	2025	2026
Equity securities *	¥626,910	¥782,413
Available-for-sale debt securities	2,607,637	2,526,416

Total	¥3,234,547	¥3,308,829

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥132,313 million and ¥137,933 million as of March 31, 2025 and 2026, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥24,960 million and ¥24,845 million as of March 31, 2025 and 2026, respectively.

Gains and losses realized from the sale of equity securities and net unrealized holding gains (losses) on equity securities are included in gains on investment securities and dividends, life insurance premiums and related investment income, and write-downs of securities. For further information, see Note 22 “Gains on Investment Securities and Dividends” and Note 23 “Income and Expenses Relating to Life Insurance Operations.” Net unrealized holding gains (losses) on equity securities held as of March 31, 2024, 2025 and 2026 were gains of ¥53,318 million, ¥4,422 million and ¥170,073 million for fiscal 2024, 2025 and 2026, respectively, which did not include net unrealized holding gains (losses) on both investment funds and others above mentioned.
Equity securities include
non-marketable
equity securities and preferred equity securities, etc. elected for the measurement alternative. Upward or downward adjustments resulting from observable price changes are included in gains on investment securities and dividends and life insurance premiums and related investment income. Impairments are included in write-downs of securities.
The following tables provide information about

impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2025 and 2026, and for fiscal 2025 and 2026.

	Millions of yen
	March 31, 2025			Fiscal Year ended March 31, 2025
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥89,554	¥(16,955)	¥3,643	¥(1,438)	¥1,485

	Millions of yen
	March 31, 2026			Fiscal Year ended March 31, 2026
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥112,313	¥(17,028)	¥16,071	¥(1,789)	¥13,276
Gains and losses realized from the sale of trading debt securities and net unrealized holding gains (losses) on trading debt securities are included in gains on investment securities and dividends. Net unrealized holding gains (losses) on trading debt securities were losses of ¥96 million during fiscal 2024, respectively. There were no gains or losses recognized on trading debt securities during fiscal 2025 and 2026.
During fiscal 2024, 2025 and 2026, the Company and its subsidiaries sold available-for-sale
debt securities for aggregate proceeds of ¥215,674 million, ¥299,890 million and ¥
341,135
 million, respectively, resulting in gross realized gains of ¥4,137 million, ¥8,499 million and ¥
3,732
 million, respectively, and gross realized losses of ¥11,090 million, ¥16,517 million and ¥
7,709
million, respectively. The cost of the
available-for-sale
securities or the debt securities sold was based on the average cost of each issue of securities held at the time of the sale.
Certain subsidiaries elected the fair value option for certain investments in investment funds and others included in equity securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2025 and 2026, these investments were fair valued at ¥24,960 million and ¥
24,845
 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign government bond securities. As of March 31, 2025 and 2026, these investments were fair valued at ¥5,379 million and ¥
3,024
 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign corporate debt securities. As of March 31, 2025 and 2026, these investments were fair valued at ¥10,679 million and ¥
11,927
 million, respectively.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities in each major security type as of March 31, 2025 and 2026 are as follows:
March 31, 2025

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,520,672	¥0	¥1,325	¥(429,471)	¥1,092,526
Japanese prefectural and foreign municipal bond securities	439,565	(245)	2,408	(34,898)	406,830
Corporate debt securities	906,297	(34)	15,246	(118,964)	802,545
CMBS and RMBS in the Americas	106,578	0	1,053	(880)	106,751
Other asset-backed securities and debt securities	200,924	(391)	5,438	(6,986)	198,985

	¥3,174,036	¥(670)	¥25,470	¥(591,199)	¥2,607,637

March 31, 2026
	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,651,782	¥0	¥194	¥(678,091)	¥973,885
Japanese prefectural and foreign municipal bond securities	352,338	(798)	6,025	(41,799)	315,766
Corporate debt securities	1,110,521	(64)	24,946	(177,954)	957,449
CMBS and RMBS in the Americas	107,361	(1,927)	555	(557)	105,432
Other asset-backed securities and debt securities	181,136	(716)	5,534	(12,070)	173,884

	¥3,403,138	¥(3,505)	¥37,254	¥(910,471)	¥2,526,416

The following table presents roll-forwards of the allowance for credit losses for fiscal 2024, 2025 and 2026, respectively.

	Millions of yen
	Fiscal Year ended March 31, 2024
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥144	¥0	¥144
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	80	365	445
Increase (Decrease) from the effects of changes in foreign exchange rates	24	21	45

Ending	¥248	¥386	¥634

	Millions of yen
	Fiscal Year ended March 31, 202 5
	Foreign municipal bond securities	Foreign corporate debt securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥248	¥0	¥386	¥634
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	34	107	141
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period	0	0	32	32
Increase (Decrease) from the effects of changes in foreign exchange rates	(3)	0	(134)	(137)

Ending	¥245	¥34	¥391	¥670

	Millions of yen
	Fiscal Year ended March 31, 2026
	Foreign municipal bond securities	Foreign corporate debt securities	CMBS and RMBS in the Americas	Foreign other asset- backed securities and debt securities	Total
Beginning	¥245	¥34	¥0	¥391	¥670
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	528	31	1,902	266	2,727
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(1)	0	(694)	(695)
Write-offs charged against the allowance	0	0	0	(40)	(40)
Recoveries of amounts previously written off	0	0	0	755	755
Increase (Decrease) from the effects of changes in foreign exchange rates	25	0	25	38	88

Ending	¥798	¥64	¥1,927	¥716	¥3,505

The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2025 and 2026, respectively:

March 31, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥132,283	¥(9,785)	¥913,742	¥(419,686)	¥1,046,025	¥(429,471)
Japanese prefectural and foreign municipal bond securities	95,936	(3,409)	224,679	(31,734)	320,615	(35,143)
Corporate debt securities	152,094	(5,196)	427,837	(113,802)	579,931	(118,998)
CMBS and RMBS in the Americas	16,940	(103)	15,817	(777)	32,757	(880)
Other asset-backed securities and debt securities	56,671	(411)	35,183	(6,966)	91,854	(7,377)

	¥453,924	¥(18,904)	¥1,617,258	¥(572,965)	¥2,071,182	¥(591,869)

March 31, 2026

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥69,055	¥(11,720)	¥897,208	¥(666,371)	¥966,263	¥(678,091)
Japanese prefectural and foreign municipal bond securities	76,347	(3,270)	138,277	(39,327)	214,624	(42,597)
Corporate debt securities	128,382	(4,467)	536,002	(173,551)	664,384	(178,018)
CMBS and RMBS in the Americas	38,338	(300)	10,930	(2,184)	49,268	(2,484)
Other asset-backed securities and debt securities	44,823	(1,499)	35,603	(11,287)	80,426	(12,786)

	¥356,945	¥(21,256)	¥1,618,020	¥(892,720)	¥1,974,965	¥(913,976)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2025 and 2026, respectively:
March 31, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥132,283	¥(9,785)	¥913,742	¥(419,686)	¥1,046,025	¥(429,471)
Japanese prefectural and foreign municipal bond securities	94,691	(3,325)	220,950	(31,573)	315,641	(34,898)
Corporate debt securities	149,367	(5,128)	427,837	(113,802)	577,204	(118,930)
CMBS and RMBS in the Americas	16,940	(103)	15,817	(777)	32,757	(880)
Other asset-backed securities and debt securities	56,671	(340)	34,868	(6,553)	91,539	(6,893)

	¥449,952	¥(18,681)	¥1,613,214	¥(572,391)	¥2,063,166	¥(591,072)

March 31, 2026

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥69,055	¥(11,720)	¥897,208	¥(666,371)	¥966,263	¥(678,091)
Japanese prefectural and foreign municipal bond securities	75,944	(2,735)	133,042	(39,064)	208,986	(41,799)
Corporate debt securities	122,570	(4,347)	536,002	(173,551)	658,572	(177,898)
CMBS and RMBS in the Americas	38,338	(300)	10,930	(257)	49,268	(557)
Other asset-backed securities and debt securities	44,796	(1,319)	34,484	(10,583)	79,280	(11,902)

	¥350,703	¥(20,421)	¥1,611,666	¥(889,826)	¥1,962,369	¥(910,247)

The number of investment securities that were in an unrealized loss position as of March 31, 2025 and 2026 were 1,272 and
1,113
, respectively. The gross unrealized losses on these debt securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

As of March 31, 2025 and 2026, the amount of accrued interest on available-for-sale
debt securities were ¥14,545 million and ¥
14,697
 million, respectively, which was included in other assets. The Company and its subsidiaries estimate credit losses and develop an allowance for credit losses for accrued interest receivables. There was no allowance for credit losses for accrued interest receivables as of March 31, 2025 and 2026.
For
available-for-sale
debt securities, if the fair value is less than the amortized cost, the debt securities are impaired. The Company and its subsidiaries identify per each impaired security whether the decline of fair value is due to credit losses component or non-credit
losses component. Impairment related to credit losses is recognized in earning through an allowance for credit losses. Impairment related to other factors than credit losses is recognized in other comprehensive income (loss), net of applicable income taxes. In estimating an allowance of credit losses, the Company and its subsidiaries consider the existence of credit losses if the present value of estimated cash flows is less than the amortized cost basis. When the Company and its subsidiaries intend to sell the debt securities for which an allowance for credit losses is previously established or it is more likely than not that the Company and its subsidiaries will be required to sell the debt securities before recovery of the amortized cost basis, the allowance for credit losses is fully written-off
and the amortized cost is reduced to the fair value after recognizing additional impairment in earnings. In addition, the Company and its subsidiaries recognize in earnings the full difference between the amortized cost and the fair value of the debt securities by direct write-down, without any allowance for credit losses, if the debt securities are expected to be sold and the fair value is less than the amortized cost.
Credit losses related to
available-for-sale
debt securities recognized for fiscal 2024 resulted from the respective deterioration of cash flows relating to foreign municipal bond securities and foreign other asset-backed securities and debt securities, as of March 31, 2024. Credit losses related to available-for-sale
debt securities recognized for fiscal 2025 resulted from the respective deterioration of the issuers’ credit conditions and cash flows relating to foreign corporate debt securities and foreign other asset-backed securities and debt securities, as of March 31, 2025. Credit losses related to available-for-sale debt securities recognized for fiscal 2026 resulted from the respective deterioration of the issuers’ credit conditions and cash flows relating to foreign municipal bond securities, foreign corporate debt securities, CMBS and RMBS in the Americas and foreign other asset-backed securities and debt securities, as of March 31, 2026. The evaluation of credit losses with available-for-sale
debt securities is compared to the amortized cost of debt securities with the present value of cash flows estimated based on a number of overall conditions, including estimated fair value of the underlying receivables and the repayment priority of the securities. Because the Company and its subsidiaries do not intend to sell the debt security and it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, the Company and its subsidiaries recognized the allowance for credit losses.

Unrealized losses on
available-for-sale
debt securities mainly result from changes in market interest rates and foreign exchange rates, and changes in risk premiums. In order to evaluate the recoverability of the available-for-sale
debt securities, the Company and its subsidiaries utilize all available information such as an issuer’s financial condition and business outlook. The fair value of Japanese and foreign government bond securities, Japanese prefectural and foreign municipal bond, and corporate debt securities is mainly estimated based on prices for similar assets. If there are no prices for similar assets available, the fair value of these securities is estimated by using discounted cash flow methodologies and broker quotes. The fair value of CMBS and RMBS in the Americas and other asset-backed securities and debt securities refers to prices from independent pricing service vendors and brokers, such as trading prices and bit prices. If the Company and its subsidiaries cannot rely on such prices, the fair value is calculated by using discounted cash flow methodologies and broker quotes. In discounted cash flow methodologies, future cash flows estimated based on a number of assumptions such as default rate, prepayment rate, and seniority are discounted by discount rate adjusted for credit risk and liquidity risk.

The following is a summary of the contractual maturities of
available-for-sale
debt securities as of March 31,
2026
:
Available-for-sale
debt securities held as of March 31, 2026

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥55,891	¥57,667
Due after one to five years	418,096	402,973
Due after five to ten years	337,992	343,359
Due after ten years	2,591,159	1,722,417

	¥3,403,138	¥2,526,416

Debt securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.
Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.
Included in finance revenues in the consolidated statements of income is interest income on investment securities of ¥26,331 million, ¥29,140 million and ¥
37,814
 million for fiscal 2024, 2025 and 2026, respectively.
There were no
available-for-sale
debt securities accounted for as purchased credit deterioration financial assets acquired during fiscal 2025 and 2026.